SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 07, 2018	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared	$ 0.29
Dividends paid			$ 20,268
Percentage amount of reported net income attributable to controlling interest	50.00%
Repurchase of ordinary shares, authorized amount			$ 40,000
Ordinary shares repurchased during the period			1,103,096
Stock repurchased, price paid per share excluding brokerage and transaction fees			$ 35.74
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share	$ 0.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share	$ 0.15
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized		900,000
Number of ordinary shares registered under Plan						2,375,000
Options and restricted stock units outstanding			1,622,285
Ordinary shares reserved for issuance			551,658
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted			$ 7.2	$ 14.9	$ 13.2
Intrinsic value of options exercised			$ 0	$ 122	$ 1,761
Unrecognized compensation cost			$ 6,163
Unrecognized compensation cost, weighted-average recognition period			1 year 1 month 6 days